Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The Company’s results from transactions with UMD and Duke, as reflected in the Consolidated Statements of Operations are detailed below (in thousands):

	Year Ended December 31,
	2021	2020
Revenue	1,179	—
Cost of Revenue	35	—
Research and Development	1,949	247
Sales and Marketing	8	—
General and administrative	218	35
The Company has the following balances related to transactions with UMD and Duke, as reflected in the Consolidated Balance Sheets:

	Year Ended December 31,
	2021	2020
Assets
Prepaid expenses and other current assets	612	1,013
Operating lease right-of-use asset	4,032	4,296
Other noncurrent assets	1,845	2,365
Liabilities
Accounts payable	54	5
Current operating lease liabilities	568	495
Unearned revenue	2,821	—
Non-current operating lease liabilities	3,643	3,776